Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	May 04, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	31,500,000	31,500,000		425,000,000
Common stock, shares issued (in shares)	9,927,112	9,927,112		125,680,100
Common stock, shares outstanding (in shares)	9,927,112	9,927,112		125,680,100
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	29,038	29,038
Preferred stock, shares outstanding (in shares)	29,038	29,038
Preferred stock, liquidation value	$ 29,038,000	$ 29,038,000